INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets, Net (Detail) - Internal-use Software [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 4,199	$ 4,200
Less: accumulated amortization	(4,194)	(2,827)
Intangible assets, net	$ 5	$ 1,373